Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Other Receivables and Prepayments [Abstract]
Prepaid insurance	$ 46,922	$ 17,794
Prepaid service fee	55,052	50,538
Rental deposits	74,208	4,206
Other receivables	8,754	4,545
Others	22,358	8,233
Total	$ 207,294	$ 85,316